Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding principal	$ 443,794	$ 466,124
Total debt	435,801	456,961
Less: Current portion of long-term debt	(44,660)	(44,660)
Long-term debt	391,141	412,301
Lampung Facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(3,633)	(4,309)
Total debt	103,858	112,713
$385 Million Facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(4,360)	(4,854)
Commercial tranche [Member] | $385 Million Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	240,170	249,635
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	86,767	94,210
Export Credit Tranche [Member] | $385 Million Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	47,833	51,167
FSRU Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	20,724	22,812
Revolving credit facility | $385 Million Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 48,300	$ 48,300